SHARE CAPITAL AND RESERVES (Details 9) - Derivative liability	12 Months Ended
	Nov. 30, 2018 CAD ($) Share	Nov. 30, 2017 CAD ($) Share
Disclosure of financial liabilities [line items]
Number of Warrants	269,798	320,946
Exercise Price 3.75
Disclosure of financial liabilities [line items]
Number of Warrants	31,504	32,652
Exercise Price | $	$ 3.75	$ 3.75
Expiry Date	Mar. 14, 2022	Mar. 14, 2022
Exercise Price - 3.75
Disclosure of financial liabilities [line items]
Number of Warrants	24,208	24,208
Exercise Price | $	$ 3.75	$ 3.75
Expiry Date	Apr. 06, 2022	Apr. 06, 2022
Exercise Price 3
Disclosure of financial liabilities [line items]
Number of Warrants	82,043	132,043
Exercise Price | $	$ 3	$ 3
Expiry Date	Aug. 30, 2020	Aug. 30, 2020
Exercise Price 6
Disclosure of financial liabilities [line items]
Number of Warrants	132,043	132,043
Exercise Price | $	$ 6	$ 6
Expiry Date	Aug. 30, 2020	Aug. 30, 2020